Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates

a)   Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Although these estimates are based on the Company’s knowledge of current events and actions the Company may undertake in the future, actual results could differ from those estimates and assumptions. Significant items subject to such estimates and assumptions include the useful lives of fixed assets, the valuation of instruments issued for financing and stock-based compensation, lease accounting and income taxes.

The Company utilizes estimates and assumptions in determining the fair value of its Common Stock and other equity instruments. The fair value was determined using valuation methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation. The Company granted stock options at exercise prices not less than the fair value of its Common Stock, as determined by the Board of Directors contemporaneously at the date such grants were made, with input from management. The fair value of Common Stock at the grant date was determined to have been higher in connection with retrospective fair value assessments for financial reporting purposes. The exercise prices of the stock option awards affected by the retrospective fair value assessment were not modified. The Company’s retrospective fair value assessment estimated the fair value of the Company’s Common Stock based on a number of objective and subjective factors, including external market conditions affecting the Company’s industry sector and the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Company’s Common Stock at the time, and the likelihood of achieving a Deemed Liquidity Event, as defined, such as a public offering or sale of the Company. Significant changes to the key assumptions used in the valuations could result in different fair values of Common Stock and other equity instruments at each valuation date.

The Company’s results can also be affected by economic, political, legislative, regulatory, legal actions, and the impact from the global outbreak of the novel coronavirus disease (“COVID‑19”). Economic conditions, such as recessionary trends, inflation, interest and monetary exchange rates, and government fiscal policies, can have a significant effect on operations. While the Company maintains reserves for anticipated liabilities and carries various levels of insurance, the Company could be affected by civil, criminal, environmental, regulatory or administrative actions, claims, or proceedings.

Principles of Consolidation

b)   Principles of Consolidation

The Company consolidates entities in which it holds a controlling financial interest. For voting interest entities, the Company is considered to hold a controlling financial interest when it is able to exercise control over the investees’ operating and financial decisions.

The Company does not have interests in any entities that would be considered variable interest entities.

All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

c)   Cash and Cash Equivalents

The Company considers all highly liquid, short-term investments with an original maturity date of three months or less to be cash equivalents.

The Company deposits its cash and cash equivalents in a commercial bank. From time to time, cash balances in these accounts exceed the Federal Deposit Insurance Corporation insured limits. The Company mitigates exposure to credit risk by placing cash and cash equivalents with highly rated financial institutions. To date, the Company has not experienced any losses in such accounts, and believes it is not exposed to any significant credit risk on its cash and cash equivalents. At December 31, 2020, cash and cash equivalents includes $5,646,392 of cash restricted for future minimum lease payments and operating and maintenance costs associated with the Company’s lease with a related party (see Note 8(a)). The Company had no restricted cash balances at December 31, 2019.

Fair Value Measurements and Disclosures

d)   Fair Value Measurements and Disclosures

Carrying values of cash and cash equivalents, prepaid expenses and other current assets, accounts payable, accrued expenses, other current liabilities, and notes payable approximate fair values because of their short-term nature. There were no material assets or liabilities that were measured at fair value on a recurring basis as of December 31, 2020 and 2019.

Inventories

e)   Inventories

Inventories are valued at the lower of cost (first-in, first-out) or net realizable value. Finished goods inventories represent costs associated with boxed produce not yet sold. Growing crop inventories primarily represent the costs associated with growing produce within the Company’s controlled environment agriculture facilities. Materials and supplies primarily represent growing and packaging supplies. Inventory costs are comprised of the purchase and transportation cost plus production labor and overhead.

Long-Lived Assets

f)   Long-Lived Assets

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Expenditures for additions or renewals and improvements are capitalized; expenditures for maintenance and repairs that neither materially add to the value of the property nor appreciably prolong its economic life are charged to expense as incurred.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which are as follows:

•	Building: 25 years
•	Leasehold and building improvements: the lessor of the lease term or 4 to 10 years.
•	Machinery: 5 to 10 years
•	Equipment: 3 to 10 years

Assets held under financing leases are recorded at the net present value of the minimum lease payments, net of incentives provided by the lessor. Depreciation expense for assets held under financing leases is computed using the straight-line method over the shorter of the estimated useful lives of the assets or the period of the related lease. If the related lease contains an option to purchase the underlying asset that the Company is reasonably certain to exercise or the lease transfers ownership of the underlying asset to the Company by the end of the lease term, depreciation expense is computed over the estimated useful life of the asset.

Impairment

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of a long-lived asset or asset group may not be recoverable. Recoverability of assets is measured by comparing the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Company did not record any impairment losses for the years ended December 31, 2020 and 2019.

Leases

g)   Leases

The Company determines if an arrangement contains a lease at inception. The right-of-use assets, net and liabilities associated with leases are recognized based on the present value of the future minimum lease payments over the lease term. The Company uses its incremental borrowing rate at the recognition date in determining the present value of future payments for leases that do not have a readily determinable implicit rate. Lease terms reflect options to extend or terminate the lease when it is reasonably certain that the option will be exercised. For leases that include residual value guarantees or payments for terminating the lease, the Company includes these costs in the lease liability when it is probable such costs will be incurred. Right-of-use assets and obligations for short-term leases (leases with an initial term of 12 months or less) are not recognized in the consolidated balance sheet. Lease expense for short-term leases is recognized on a straight-line basis over the lease term. When contracts contain lease and non-lease components, the Company generally accounts for both components as a single lease component.

Income Taxes

h)   Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that some or all of the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position, as well as consideration of the available facts and circumstances. As of December 31, 2020 and 2019, the Company does not have any uncertain tax positions. The Company’s policy is to recognize interest and penalties on uncertain tax positions as income tax expense.

Retirement Plans

i)   Retirement Plans

The AppHarvest 401(k) Plan provides for matching contributions. The Company incurred $105,007 and $11,154 of expenses associated with the 401(k) Plan for the years ended December 31, 2020 and 2019, respectively.

Stock-Based Compensation

j)   Stock-Based Compensation

The Company recognizes in its Consolidated Statements of Operations and Comprehensive Loss the grant-date fair value of stock options, restricted stock awards, and restricted stock units issued to employees and directors. All the Company’s stock option and restricted stock awards are subject only to service-based vesting conditions. Stock-based compensation expense related to stock options and restricted stock awards is recognized on a straight-line basis over the associated service period of the award, which is generally the vesting term. Restricted stock unit awards are subject to both service- and performance-based vesting conditions. The Company recognizes forfeitures of awards as they occur.

The Company estimates the fair value of its restricted stock units and restricted stock awards based upon the fair value of the common stock at the date the terms of the awards are mutually agreed upon between the Company and the holder. The Company estimates the fair value of its stock option awards using the Black-Scholes option pricing model, which requires the input of subjective assumptions, including (a) the expected stock price volatility, (b) the calculation of expected term of the award, (c) the risk-free interest rate, and (d) expected dividends. Due to the lack of a public market for the trading of the Company’s Common Stock and a lack of company-specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded and have similar characteristics to the Company. The Company believes the group selected has sufficient similar economic and industry characteristics and includes companies that are most representative of the Company.

The Company uses the simplified method as prescribed by the Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 107, Share-Based Payment, to calculate the expected term, as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term for options granted to employees. The expected term is applied to the stock option grant group as a whole, as the Company does not expect substantially different exercise or post-vesting termination behavior among its employee population. The expected term of the stock option awards granted historically was assumed to be the weighted average between the options contract life and the vesting term of the underlying award (based upon the underlying arrangement). The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the stock options.

Development Fee Income from a Related Party

k)   Development Fee Income from a Related Party

The Company recognizes development fee income related to indirect limited oversight services it performs in connection with the greenhouse construction site in Morehead, Kentucky (see Note 8(a)). The development fee of $750,000 was received in May 2019 and was recognized on a straight-line basis, consistent with the level of service, through October 2020, the date when the Morehead Facility reached substantial completion.

Net Loss Per Common Share

l)   Net Loss Per Common Share

The Company’s basic net loss per common share is calculated by dividing the net loss by the weighted-average number of shares of Common Stock outstanding for the period. The diluted net loss per common share is computed by giving effect to all potential common stock equivalents outstanding for the period determined using the treasury stock method. For purposes of this calculation, stock options to purchase Common Stock, restricted stock units and redeemable convertible preferred stock are considered to be Common Stock equivalents but have been excluded from the calculation of diluted net loss per common share as their effect is anti-dilutive.

Advertising

m)   Advertising

Advertising costs are expensed when incurred. Advertising expense for the years ended December 31, 2020 and 2019 was $142,305 and $40,217, respectively, and is included in selling, general, and administrative expenses in the Consolidated Statements of Operations and Comprehensive Loss.

Segment Information	n) Segment Information The Company is organized as a single operating segment. All the assets and operations of the Company are located in the United States (“U.S.”)
Comprehensive Loss

o)   Comprehensive Loss

Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events. Comprehensive loss was equal to net loss for all periods presented.

Distribution Agreement

p)   Distribution Agreement

On March 28, 2019, the Company entered into a Purchase and Marketing Agreement (the “Mastronardi Morehead Agreement”) with Mastronardi Produce Limited (“Mastronardi”) pursuant to which Mastronardi will be the sole and exclusive marketer and distributor of all tomatoes, cucumbers, peppers, berries and leafy greens produced at the Company’s controlled environment agriculture facility in Morehead, Kentucky that meet certain quality standards (collectively, the “Products”). Under the terms of the Mastronardi Morehead Agreement, the Company is responsible for growing, producing, packing, and delivering the Products to Mastronardi, and Mastronardi is responsible for marketing, branding and distributing the Products to its customers. Mastronardi will pay the Company market prices for the Products that are consistent with the best and highest prices available during the duration of the applicable growing season for like kind U.S. Department of Agriculture Grade No. 1 products. Mastronardi will set the market price for the Products and will pay over to the Company the gross sale price of the Product sold by Mastronardi, less a marketing fee and Mastronardi’s costs incurred in the sale and distribution of the Products. If Mastronardi rejects, returns or otherwise refuses Products for failure to meet certain quality standards, the Company has the right, at its cost and expense, to sell or otherwise dispose of the Products, subject to certain conditions.

The Mastronardi Morehead Agreement has a term of 10 years. The Company has a limited, one-time right to terminate the Mastronardi Morehead Agreement if certain return targets are not reached. During the term of the Mastronardi Morehead Agreement, Mastronardi has a right of first refusal to enter into similar arrangements with regard to any additional growing facilities the Company established in Kentucky or West Virginia.

As of December 31, 2020, the Company has commenced commercial production, but has not yet sold any Product to Mastronardi. Once product distribution commences, the Company will derive substantially all of its revenue from sales to Mastronardi.

Deferred offering costs

q) Deferred offering costs

Deferred offering costs, which primarily consist of direct incremental legal and accounting fees related to the Merger and related equity issuances, are capitalized. The deferred offering costs will be offset against Merger and equity issuance proceeds upon the consummation of the offering. Deferred offering costs were $1,126,619 at December 31, 2020, and reflected in Other assets in the Consolidated Balance Sheets. No amounts were incurred or deferred as of December 31, 2019.

Selling, general and administrative expenses

r) Selling, general and administrative expenses

Selling, general and administrative expenses primarily consist of payroll and payroll related expenses, stock-based compensation, legal and professional costs, rent expense, marketing and advertising, communications, insurance and various other personnel and office related costs. During the year ended December 31, 2020, $2,213,906 of start-up expenses related to pre-commencement commercial activities at the controlled environment agriculture facility in Morehead, Kentucky were expensed as incurred by the Company and recorded within selling, general and administrative expenses within the consolidated statement of operations and comprehensive loss.